Information by business segment and by geographic area - Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Information by business segment and by geographic area
Product inventory	$ 3,591	$ 3,273
Investments in associates and joint ventures	1,751	2,031
Investments in equity securities - Non-Current	1,751	2,031	$ 2,798
Property, plant and equipment and intangible	50,942	50,444
Capital expenditures - Sustaining capital	4,034	3,705	2,920
Capital expenditures - Project execution	999	522	544
Depreciation, depletion and amortization	3,034	3,215	3,489
Goodwill.	3,208
VNC
Information by business segment and by geographic area
Capital expenditures - Sustaining capital		151	136
Depreciation, depletion and amortization		46	160
Discontinued operations
Information by business segment and by geographic area
Depreciation, depletion and amortization	69	19	237
Ferrous minerals
Information by business segment and by geographic area
Product inventory	2,186	2,017
Investments in associates and joint ventures	1,113	1,154
Property, plant and equipment and intangible	28,988	29,436
Capital expenditures - Sustaining capital	2,496	2,134	1,685
Capital expenditures - Project execution	531	258	385
Depreciation, depletion and amortization	1,771	1,768	2,063
Base metals
Information by business segment and by geographic area
Product inventory	1,384	1,231
Investments in associates and joint ventures	17	18
Property, plant and equipment and intangible	20,127	19,549
Capital expenditures - Sustaining capital	1,518	1,415	1,089
Capital expenditures - Project execution	344	239	151
Depreciation, depletion and amortization	1,213	1,351	1,191
Coal
Information by business segment and by geographic area
Product inventory		25
Others
Information by business segment and by geographic area
Product inventory	21
Investments in associates and joint ventures	621	859
Property, plant and equipment and intangible	1,827	1,459
Capital expenditures - Sustaining capital	20	156	146
Capital expenditures - Project execution	124	25	8
Depreciation, depletion and amortization	$ 50	$ 96	$ 235